Litigation - Provisions - General information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Legal proceedings provision [abstract]
Legal provisions	€ 572	€ 779	€ 537	€ 528